Leases - Summary Of Supplemental Cash Flow Information Operating Lease (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022	Mar. 27, 2021
Leases [Abstract]
Cash outflows from operating activities attributable to operating leases	$ 14,235	$ 11,954	$ 9,186
Right-of-use assets obtained in exchange for operating lease liabilities	$ 2,579	$ 5,612	$ 2,562